Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary Of Property Plant And Equipment Net
Property and equipment, net consists of the following (in thousands):

	Successor
	As of December 31, 2020	As of December 31, 2019
Buildings	$2,434	$2,342
IT equipment	9,695	8,264
Furniture and fixtures	1,700	1,397
Other equipment	38	35

Total property and equipment	$13,867	$12,038

Less: accumulated depreciation	8,865	7,156

Property and equipment, net	$5,002	$4,882